United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4314

(Investment Company Act File Number)

Intermediate Municipal Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  05/31/10

Date of Reporting Period:  Quarter ended 08/31/09

Item 1.                      Schedule of Investments

Federated Intermediate Municipal Trust

Portfolio of Investments

August 31, 2009 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--98.4%
		Alabama--3.8%
$1,000,000		Alabama State Public School & College Authority, Refunding Revenue Bonds (Series 1998), 5.125% (FSA INS), 11/1/2014	$1,018,120
1,000,000		Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, Revenue Bonds (Series 2005A), 5.25% (Baptist Health System, Inc.), 11/15/2020	935,480
4,000,000		Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, Revenue Bonds (Series A), 5.00% (Baptist Health System, Inc.), 11/15/2014	3,937,680
3,080,000		Mobile County, AL, UT GO Refunding Warrants, 5.25%, 8/1/2017	3,474,517
		TOTAL	9,365,797
		Alaska--0.9%
1,000,000		Alaska State Sport Fishing, Revenue Bonds, 4.25% (CIFG Assurance N.A. INS)/(Original Issue Yield: 4.29%), 4/1/2015	1,045,980
1,000,000		Alaska State Sport Fishing, Revenue Bonds, 4.375% (CIFG Assurance N.A. INS), 4/1/2016	1,045,040
		TOTAL	2,091,020
		Arizona--4.5%
1,000,000		Arizona Health Facilities Authority, (Series 2007 B), 1.24% (Phoenix Children's Hospital), 2/1/2015	868,500
2,000,000		Arizona Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2017	2,272,820
1,000,000		Mesa, AZ Street and Highway, Revenue Bonds, 6.25% (National Public Finance Guarantee Corporation INS), 7/1/2012	1,128,580
1,025,000		Pima County, AZ IDA, Revenue Bonds (Series A), 5.125% (American Charter School Foundation)/(Original Issue Yield: 5.20%), 7/1/2015	927,974
1,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2009A), 5.00%, 1/1/2021	1,121,900
2,000,000		Tempe, AZ IDA, Excise Tax Revenue Bonds, 5.25% (AMBAC INS), 7/1/2017	2,227,160
2,000,000		Tucson, AZ Street & Highway, Revenue Bonds (Series 1994-E), 6.75% (National Public Finance Guarantee Corporation INS), 7/1/2013	2,346,380
		TOTAL	10,893,314
		Arkansas--0.8%
1,000,000		Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	968,820
1,000,000		University of Arkansas, Revenue Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 3/1/2016	1,109,030
		TOTAL	2,077,850
		California--7.9%
1,500,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2009F-1), 5.00%, 4/1/2022	1,628,085
1,335,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2005F), 5.00%, 5/1/2022	1,410,841
1,000,000		California State Department of Water Resources, Revenue Bonds (Series AE), 5.00% (Central Valley Project), 12/1/2028	1,055,760
1,000,000		California State Department of Water Resources, Water System Revenue Bonds (Series 2008AE), 5.00% (Central Valley Project), 12/1/2021	1,107,790
1,020,000		California State Public Works Board, Refunding Revenue Bonds, 5.25% (FGIC and National Public Finance Guarantee Corporation INS), 11/1/2019	1,040,543
750,000	1	Chaffey, CA Community College District, UT GO Bonds (Series C)/(National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 4.47%), 6/1/2016	610,020
1,000,000		La Canada, CA USD, UT GO Bonds (Series A), 5.50% (National Public Finance Guarantee Corporation INS), 8/1/2024	1,093,370
3,000,000		Los Angeles, CA USD, UT GO Bonds (Series 2009I), 5.00%, 7/1/2021	3,215,280
1,675,000		Placentia-Yorba Linda, CA USD, UT GO Bonds (Series B), 5.375% (National Public Finance Guarantee Corporation INS), 8/1/2022	1,797,677
2,000,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00%, 2/15/2025	1,867,100
2,000,000		San Diego, CA Public Facilities Authority, Senior Sewer Refunding Revenue Bonds (Series 2009B), 5.00%, 5/15/2017	2,230,440
2,000,000		Southern California Public Power Authority (Southern Transmission System), Transmission Project Revenue Bonds (2009 Subordinate Refunding Series A), 5.00%, 7/1/2019	2,195,300
		TOTAL	19,252,206
		Colorado--2.2%
1,000,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.00% (Evangelical Lutheran Good Samaritan Society), 6/1/2016	1,012,610
1,000,000		Douglas County, CO School District, UT GO Bonds, 5.75% (FGIC and National Public Finance Guarantee Corporation INS), 12/15/2021	1,142,370
1,500,000		Platte River, CO Power Authority, Power Revenue Bonds (Series 2009HH), 5.00%, 6/1/2021	1,676,670
1,465,000		Summit County, CO School District No. RE1, UT GO Refunding Bonds, 5.75% (FSA INS), 12/1/2012	1,610,650
		TOTAL	5,442,300
		Connecticut--1.7%
3,685,000		Connecticut State, GO Bonds (Series 2008A), 5.00%, 4/15/2016	4,259,749
		District of Columbia--0.6%
1,405,000		District of Columbia, Revenue Bonds, 5.75% (Catholic University of America)/(AMBAC INS), 10/1/2017	1,423,715
		Florida--4.1%
500,000		Broward County, FL Airport System, Airport System Refunding Revenue Bonds (Series 2009O), 5.00%, 10/1/2018	525,190
2,000,000		Florida State Board of Education, UT GO Bonds (Series 2006C), 5.00%, 6/1/2022	2,176,740
1,000,000		Orlando, FL Utilities Commission, System Refunding Revenue Bonds (Series 2009B), 5.00%, 10/1/2023	1,064,980
2,135,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2019	2,356,165
2,630,000		Tallahassee, FL Consolidated Utility System, Revenue Bonds (Series 2007), 5.00%, 10/1/2019	2,869,225
1,010,000		Volusia County, FL School District, COP (Series A), 5.00% (FSA INS 8/1/2015@100), 8/1/2019	1,052,875
		TOTAL	10,045,175
		Georgia--3.6%
4,000,000		Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds (Series 2009-A), 5.00%, 6/1/2020	4,490,760
2,000,000		Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	2,070,360
2,000,000		Municipal Electric Authority of Georgia, General Resolution Subordinated Bonds (Series 2008A), 5.25%, 1/1/2018	2,251,000
		TOTAL	8,812,120
		Illinois--4.3%
2,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2007D), 5.00% (FSA INS), 12/1/2021	2,150,300
1,000,000		Chicago, IL O'Hare International Airport, Revenue Bonds (Series A), 4.00% (FSA INS), 1/1/2015	1,039,900
2,000,000		Chicago, IL, UT GO Bonds (Series 2008A), 5.00%, 1/1/2019	2,164,020
1,000,000		Illinois Department Central Management Services, COP, 5.50% (National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 5.55%), 7/1/2013	1,011,260
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2007), 5.00% (University of Chicago), 7/1/2019	1,107,000
2,000,000		Illinois Finance Authority, Revenue Bonds (Series 2008B), 5.50% (Children's Memorial Hospital), 8/15/2021	2,062,680
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2008B), 5.50% (Children's Memorial Hospital), 8/15/2023	1,013,370
50,000		Regional Transportation Authority, IL, Revenue Bonds (Series A), 5.75% (National Public Finance Guarantee Corporation INS), 7/1/2015	58,531
10,000		St. Clair County IL High School, UT GO Bonds, 4.45% (AMBAC INS)/(Original Issue Yield: 4.50%), 10/1/2011	10,024
		TOTAL	10,617,085
		Indiana--2.3%
1,000,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series B), 5.00% (Clarian Health Obligated Group), 2/15/2019	999,980
1,275,000		Indiana State Finance Authority, Environmental Facilities Refunding Revenue Bonds (Series 2009B), 4.90% (Indianapolis, IN Power & Light Co.), 1/1/2016	1,302,056
2,960,000		Indianapolis, IN Gas Utility Distribution System, Second Lien Refunding Revenue Bonds (Series 2008C), 5.00% (Assured Guaranty Corp. INS), 6/1/2013	3,223,203
		TOTAL	5,525,239
		Iowa--1.2%
1,000,000		Iowa Finance Authority, Health Facilities Development Refunding Revenue Bonds (Series 2006A), 5.25% (Care Initiatives), 7/1/2016	878,850
2,055,000		Iowa Finance Authority, Private College Revenue Bonds, 6.50% (Drake University)/(National Public Finance Guarantee Corporation INS), 12/1/2011	2,169,648
		TOTAL	3,048,498
		Kansas--0.8%
1,675,000		Geary County, KS USD 475, UT GO School Building Bonds, 5.25% (National Public Finance Guarantee Corporation INS), 9/1/2017	1,900,204
		Louisiana--0.6%
1,400,000		Louisiana State Citizens Property Insurance Corp., Revenue Bonds (Series 2006B), 5.00% (AMBAC INS), 6/1/2018	1,354,990
		Maryland--1.9%
2,000,000		Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2019	2,322,340
2,000,000		Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2021	2,273,260
		TOTAL	4,595,600
		Massachusetts--0.9%
2,000,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2009C), 5.00%, 7/1/2022	2,245,920
		Michigan--8.1%
1,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018	1,114,840
1,000,000		Detroit, MI Sewage Disposal System, Revenue Bonds (Series A), 5.50% (Berkshire Hathaway Assurance Corp. and FGIC INS), 7/1/2036	1,018,830
1,500,000		Detroit, MI Water Supply System, Revenue Bonds (Series A), 5.00% (FSA INS), 7/1/2016	1,638,480
2,000,000		Detroit, MI, Refunding UT GO Bonds (Series 2008-B), 5.00% (Assured Guaranty Corp. INS), 4/1/2018	1,937,920
1,785,000		Kent County, MI Airport Revenue, LT GO Airport Revenue Bonds (Series 2007), 5.00% (Gerald R. Ford International Airport), 1/1/2021	1,935,154
2,000,000		Michigan Municipal Bond Authority Clean Water Revolving Fund, Revenue Bonds, 5.00%, 10/1/2020	2,187,460
1,500,000		Michigan State Building Authority, Refunding Revenue Bonds (Series I), 5.00% TOBs, Mandatory Tender 10/15/2011	1,521,795
500,000		Michigan State Department of Transportation, Grant Anticipation Revenue Bonds, 4.50%, 9/15/2015	534,440
500,000		Michigan State Department of Transportation, Grant Anticipation Revenue Bonds, 5.25%, 9/15/2018	549,155
4,000,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	4,023,520
500,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series A), 5.00% (Henry Ford Health System, MI), 11/15/2018	482,440
500,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 5.00% (Henry Ford Health System, MI), 11/15/2020	472,450
500,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.00% (Sparrow Obligated Group, MI), 11/15/2015	509,980
2,000,000		Michigan State Strategic Fund, Revenue Refunding PCRBs (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	1,976,020
		TOTAL	19,902,484
		Minnesota--1.1%
1,000,000		Minnesota Municipal Power Agency, Electric Revenue Bonds (Series 2005), 5.00%, 10/1/2030	1,019,380
1,520,000		Minnesota State, Various Purposes UT GO (Series 2009A), 5.00%, 12/1/2021	1,745,370
		TOTAL	2,764,750
		Missouri--0.5%
1,070,000		Missouri Highways & Transportation Commission, Revenue Bonds, 4.50%, 5/1/2017	1,202,851
		Nebraska--0.7%
1,365,000		Omaha, NE, UT GO Bonds (Series 2000A), 6.50% (Escrowed In Treasuries COL), 12/1/2013	1,638,901
		Nevada--1.9%
2,000,000		Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2014	2,210,560
1,100,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,107,645
1,325,000		Clark County, NV, LT GO Bonds, 4.50% (FSA INS), 6/1/2017	1,389,355
		TOTAL	4,707,560
		New Jersey--2.3%
1,000,000		New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2018	1,100,350
2,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds (Series 2006A), 5.25%, 12/15/2020	2,212,540
1,925,000		New Jersey Turnpike Authority, Revenue Bonds (Series A), 6.00% (Escrowed In Treasuries COL), 1/1/2013	2,215,078
		TOTAL	5,527,968
		New Mexico--1.9%
3,075,000		Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), 5.50%, 7/1/2023	3,507,191
1,000,000		University of New Mexico, Revenue Bonds (Series A), 5.00% (FSA INS), 6/1/2021	1,084,110
		TOTAL	4,591,301
		New York--5.0%
2,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Series Fiscal 2009EE), 5.00%, 6/15/2018	2,274,800
2,000,000		New York City, NY, UT GO Bonds (Fiscal 2007 Series A), 5.00%, 8/1/2022	2,116,020
2,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2009C), 5.00% (School District Financing Program)/(Assured Guaranty Corp. INS), 10/1/2022	2,129,160
1,250,000		New York State Environmental Facilities Corp., Clean Water & Drinking Water Revolving Funds Revenue Bonds (Series 2008A), 5.00%, 6/15/2022	1,387,450
1,000,000		New York State HFA State Personal Income Tax Revenue, Revenue Bonds (Series A), 5.00%, 9/15/2023	1,060,820
2,000,000		New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue Bonds (Series 2007B), 5.00% (New York State Thruway Authority - Dedicated Highway & Bridge Trust Fund), 4/1/2023	2,141,620
1,000,000		New York, NY, UT GO (Series E), 5.00%, 8/1/2016	1,120,550
		TOTAL	12,230,420
		North Carolina--1.8%
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003A), 5.50%, 1/1/2012	1,073,200
1,000,000		North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, 6.00% (AMBAC INS), 1/1/2018	1,121,660
2,000,000		North Carolina State, Public Improvement UT GO Bonds (Series 2005A), 5.00%, 3/1/2020	2,201,960
		TOTAL	4,396,820
		Ohio--4.3%
1,150,000		American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project Revenue Bonds (Series 2008A), 5.00%, 2/15/2016	1,276,581
2,000,000		Cleveland, OH Waterworks, Water Revenue Bonds (Series 2007P), 5.00%, 1/1/2017	2,258,660
1,000,000		Columbus, OH Sewer System, Revenue Bonds (Series A), 5.00%, 6/1/2023	1,092,980
2,415,000		Cuyahoga County, OH, LT GO Bonds, 5.25%, 12/1/2018	2,722,260
1,000,000		Montgomery County, OH, Revenue Bonds, 5.50% (Catholic Health Initiatives)/(United States Treasury PRF 9/1/2011@100), 9/1/2016	1,084,640
2,000,000		Ohio Air Quality Development Authority, PCR Refunding Bonds (Series 2009-C), 5.625% (FirstEnergy Generation Corp.), 6/1/2018	2,068,060
		TOTAL	10,503,181
		Oregon--1.3%
1,775,000		Oregon State Department of Transportation, Revenue Bonds (Series A), 5.25% (United States Treasury PRF 11/15/2014@100), 11/15/2016	2,059,746
1,000,000		Sunrise Water Authority, OR, Revenue Bonds, 5.25% (FSA INS), 3/1/2024	1,028,610
		TOTAL	3,088,356
		Pennsylvania--8.3%
1,555,000		Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	1,654,955
1,000,000		Allegheny County, PA HDA, Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 9/1/2017	1,086,640
1,725,000		Allegheny County, PA HDA, Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 9/1/2018	1,865,139
1,210,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2012	1,275,546
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009A), 5.00% (University of Pennsylvania), 9/1/2019	2,312,120
5,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Health System Revenue Bonds (Series 1997A), 5.00% (Jefferson Health System)/(Original Issue Yield: 5.40%), 5/15/2012	5,035,750
1,000,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25%, 1/1/2023	1,046,490
2,000,000		Philadelphia, PA, Refunding UT GO Bonds (Series 2007A), 5.00% (FSA INS), 8/1/2019	2,097,400
2,500,000		Philadelphia, PA, UT GO Refunding Bonds (Series 2009A), 5.25% (Assured Guaranty Corp. INS)/(Original Issue Yield: 5.30%), 8/1/2022	2,590,025
1,190,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 6.00% (Guthrie Healthcare System, PA)/(United States Treasury PRF 12/1/2011@101), 12/1/2012	1,331,479
		TOTAL	20,295,544
		Puerto Rico--2.1%
1,000,000		Commonwealth of Puerto Rico, UT GO Bonds (Series A), 5.25%, 7/1/2022	987,070
3,000,000		Commonwealth of Puerto Rico, UT GO Refunding Bonds (Series A), 5.00% TOBs, Mandatory Tender 7/1/2012	3,050,490
1,000,000		Puerto Rico Public Building Authority, Revenue Bonds (Series I), 5.50% (United States Treasury PRF 7/1/2014@100), 7/1/2023	1,148,520
		TOTAL	5,186,080
		South Carolina--1.4%
2,000,000		South Carolina Jobs-EDA, Hospital Revenue Bonds (Series 2007A), 5.00% (CareAlliance Health Services)/(FSA INS), 8/15/2016	2,135,380
1,250,000		South Carolina State Public Service Authority (Santee Cooper), Refunding Revenue Obligations (Series 2009B), 5.00%, 1/1/2024	1,361,750
		TOTAL	3,497,130
		Tennessee--0.5%
1,000,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Escrowed In Treasuries COL), 9/1/2012	1,143,140
		Texas--8.8%
1,000,000		Bell County, TX HFDC, Refunding Revenue Bonds, 5.375% (FSA INS), 12/1/2013	1,023,140
1,430,000		Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B), 5.25% (Methodist Hospital, Harris County, TX), 12/1/2016	1,593,792
1,000,000		Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2020	1,069,140
3,000,000		Houston, TX Combined Utility System, First Lien Refunding Revenue Bonds (Series 2009A), 5.25% (Assured Guaranty Corp. INS), 11/15/2024	3,287,100
1,500,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds, 5.75%, 5/15/2028	1,565,700
2,000,000		North Central Texas HFDC, Hospital Refunding Revenue Bonds (Series 2002), 5.50% (Children's Medical Center of Dallas)/(AMBAC INS), 8/15/2017	2,112,300
1,000,000		North Texas Tollway Authority, Refunding Revenue Bonds (Series A), 6.00%, 1/1/2023	1,055,540
2,000,000		San Antonio, TX Electric & Gas System, Revenue Bonds (Series 2008), 5.00%, 2/1/2018	2,265,320
1,000,000		San Antonio, TX Water System, Refunding Revenue Bonds (Series 2002), 5.50% (FSA INS), 5/15/2016	1,093,780
1,000,000		Spring, TX ISD, UT GO Refunding Bonds (Series 2008A), 5.00% (GTD by PSFG), 8/15/2016	1,151,320
2,000,000		Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2007), 4.75% (Texas State), 4/1/2025	2,103,640
2,000,000		Texas State University System, Revenue Financing System Revenue Bonds (Series 2008), 5.00%, 3/15/2018	2,247,380
1,000,000	1	White Settlement, TX ISD, Capital Appreciation UT GO Refunding Bonds, 4.50% (GTD by PSFG)/(Original Issue Yield: 4.50%), 8/15/2015	846,340
		TOTAL	21,414,492
		Utah--1.3%
1,000,000		Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.25%, 7/1/2020	1,053,040
1,050,000		Salt Lake County, UT Municipal Building Authority, Refunding Revenue Bonds (Series 2001), 5.20% (United States Treasury PRF 10/15/2011@100)/(Original Issue Yield: 5.33%), 10/15/2020	1,145,949
1,000,000		Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	1,023,600
		TOTAL	3,222,589
		Virginia--0.9%
2,000,000		Virginia Resources Authority, Clean Water State Revolving Fund Subordinated Revenue Bonds (Series 2008), 5.00%, 10/1/2019	2,316,780
		Washington--2.7%
2,165,000		Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,403,042
1,000,000		Clark County, WA School District No. 114 Evergreen, UT GO Refunding Bonds (Series 1999), 5.25%, 6/1/2015	1,009,240
2,000,000		King County, WA School District No. 415 Kent, UT GO (Series A), 5.55% (Original Issue Yield: 5.582%), 12/1/2011	2,077,680
1,000,000		Metropolitan Park District Tacoma, WA, UT GO Refunding Bonds, 5.00% (FGIC and National Public Finance Guarantee Corporation INS), 12/1/2022	1,061,860
		TOTAL	6,551,822
		Wisconsin--1.4%
1,000,000		Milwaukee County, WI, (Series A), 5.00%, 10/1/2016	1,069,550
2,000,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 5.25% (Wisconsin State), 5/1/2020	2,285,380
		TOTAL	3,354,930
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $233,480,747)	240,487,881
		SHORT-TERM MUNICIPALS--1.0%2
		Maryland--0.2%
400,000		Maryland State Economic Development Corp., (Series 2008A) Daily VRDNs (United States Pharmacopeial Convention, Inc.)/(Bank of America N.A. LOC), 0.140%, 9/1/2009	400,000
		Pennsylvania--0.8%
2,050,000		Lehigh County, PA General Purpose Authority, (Series B of 2008) Daily VRDNs (Lehigh Valley Health Network)/(Assured Guaranty Corp. INS)/(Wachovia Bank N.A. LIQ), 0.200%, 9/1/2009	2,050,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	2,450,000
		TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $235,930,747)3	242,937,881
		OTHER ASSETS AND LIABILITIES – NET– 0.6%4	1,473,285
		TOTAL NET ASSETS—100%	$244,411,166

At August 31, 2009, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	Zero coupon bond.
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
At August 31, 2009, the cost of investments for federal tax purposes was $235,920,855. The net unrealized appreciation of investments for federal tax purposes was $7,017,026. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,563,756 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,546,730.

4	Assets, other than investments in securities, less liabilities.

Note:	The categories of investments are shown as a percentage of total net assets at August 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, municipal mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$---	$240,487,881	$---	$240,487,881
Short-Term Municipals	---	2,450,000	---	2,450,000
TOTAL SECURITIES	$---	$242,937,881	$---	$242,937,881

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COP	--Certificate of Participation
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
TOBs	--Tender Option Bonds
USD	--Unified School District
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Intermediate Municipal Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	October 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	October 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2009